Trade and other receivables - Schedule of receivables by geographical area (Details) - GBP (£) £ in Millions	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of financial assets [line items]
Trade receivables	£ 4,332	£ 3,052
Accrued income	885	1,126
Trade receivables and accrued income, net	2,827	3,149
UK
Disclosure of financial assets [line items]
Trade receivables and accrued income, net	496	862
US
Disclosure of financial assets [line items]
Trade receivables and accrued income, net	2,331	2,287
Gross carrying amount
Disclosure of financial assets [line items]
Accrued income	885	1,126
Gross carrying amount | UK
Disclosure of financial assets [line items]
Accrued income	337	650
Gross carrying amount | US
Disclosure of financial assets [line items]
Accrued income	548	476
Trade receivables | Gross carrying amount
Disclosure of financial assets [line items]
Trade receivables	2,501	2,583
Trade receivables | Gross carrying amount | UK
Disclosure of financial assets [line items]
Trade receivables	162	223
Trade receivables | Gross carrying amount | US
Disclosure of financial assets [line items]
Trade receivables	2,339	2,360
Trade receivables | Accumulated impairment
Disclosure of financial assets [line items]
Trade receivables	(559)	(560)	£ (741)
Trade receivables | Accumulated impairment | UK
Disclosure of financial assets [line items]
Trade receivables	(3)	(11)
Trade receivables | Accumulated impairment | US
Disclosure of financial assets [line items]
Trade receivables	£ (556)	£ (549)